Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,178,907,502.14
Total Fee Amount	162,807.13
Total Offset Amount	0.00
Net Fee	$ 162,807.13
Offering Table N/A
Offset Table N/A	N/A